31. Investments (Tables)	12 Months Ended
Dec. 31, 2020
Investment Abstract
Summary of Information on Direct Subsidiaries, Joint Arrangements and Associates
31.1.	Information on direct subsidiaries, joint arrangements and associates
	Main business segment	% Petrobras' ownership	% Petrobras' voting rights	Share-holders’ equity (deficit)	Net income (loss)for the year	Country
Subsidiaries
Petrobras International Braspetro - PIB BV	Several	100	100	46,266	5,212	Netherlands
Petrobras Transporte S.A. - Transpetro	RT&M	100	100	951	258	Brazil
Petrobras Logística de Exploração e Produção S.A. - PB-LOG	E&P	100	100	86	256	Brazil
Petrobras Gás S.A. - Gaspetro	Gas & Power	51	51	435	64	Brazil
Petrobras Biocombustível S.A.	Corporate, others	100	100	275	30	Brazil
Araucária Nitrogenados S.A.	Gas & Power	100	100	32	(49)	Brazil
Termomacaé S.A.	Gas & Power	100	100	86	4	Brazil
Braspetro Oil Services Company - Brasoil	Corporate, others	100	100	110	2	Cayman Islands
Breitener Energética S.A.	Gas & Power	94	94	139	6	Brazil
Termobahia S.A.	Gas & Power	99	99	115	1	Brazil
Baixada Santista Energia S.A.	Gas & Power	100	100	68	13	Brazil
Petrobras Comercializadora de Energia S.A.. - PBEN	Gas & Power	100	100	12	7	Brazil
Fundo de Investimento Imobiliário RB Logística - FII	E&P	99	99	3	(14)	Brazil
Procurement Negócios Eletrônicos S.A.	Corporate, others	72	72	4	(9)	Brazil
5283 Participações LTDA	Corporate, others	100	100	−	−	Brazil
Transportadora Brasileira Gasoduto Bolívia - Brasil S.A.	Gas & Power	51	51	81	111	Brazil
Refinaria de Mucuripe S.A. (i)	RT&M	100	100	−	−	Brazil
Refinaria de Manaus S.A. (i)	RT&M	100	100	−	−	Brazil
Paraná Xisto S.A (i)	RT&M	100	100	−	−	Brazil
Refinaria de Mataripe S.A. (i)	RT&M	100	100	−	−	Brazil
Joint operations
Fábrica Carioca de Catalizadores S.A. - FCC	RT&M	50	50	40	14	Brazil
Ibiritermo S.A.	Gas & Power	50	50	23	9	Brazil
Joint ventures
Logum Logística S.A.	RT&M	30	30	157	(64)	Brazil
Cia Energética Manauara	Gas & Power	40	40	38	3	Brazil
Petrocoque S.A. Indústria e Comércio	RT&M	50	50	37	21	Brazil
Refinaria de Petróleo Riograndense S.A.	RT&M	33	33	3	(12)	Brazil
Brasympe Energia S.A.	Gas & Power	20	20	14	−	Brazil
Brentech Energia S.A.	Gas & Power	30	30	20	6	Brazil
Metanor S.A. - Metanol do Nordeste	RT&M	35	35	12	3	Brazil
Eólica Mangue Seco 4 - Geradora e Comercializadora de Energia Elétrica S.A.	Gas & Power	49	49	5	−	Brazil
Eólica Mangue Seco 3 - Geradora e Comercializadora de Energia Elétrica S.A.	Gas & Power	49	49	6	−	Brazil
Eólica Mangue Seco 1 - Geradora e Comercializadora de Energia Elétrica S.A.	Gas & Power	49	49	4	−	Brazil
Eólica Mangue Seco 2 - Geradora e Comercializadora de Energia Elétrica S.A.	Gas & Power	51	51	4	−	Brazil
Companhia de Coque Calcinado de Petróleo S.A. - Coquepar	RT&M	45	45	−	−	Brazil
Participações em Complexos Bioenergéticos S.A. - PCBIOS	Corporate, others	50	50	−	−	Brazil
GNL Gemini Comercialização e Logística de Gás LTDA.	Gas & Power	40	40	30	4	Brazil
Associates
Braskem S.A. (ii)	E&P	36	47	(859)	(1,531)	Brazil
UEG Araucária Ltda.	E&P	19	19	26	(39)	Brazil
Petrobras Distribuidora S.A. - BR (ii)	Corporate, others	38	38	1,850	147	Brazil
Deten Química S.A.	RT&M	28	28	110	41	Brazil
Energética SUAPE II S.A.	Corporate, others	20	20	82	24	Brazil
Termoelétrica Potiguar S.A. - TEP	Gas & Power	20	20	47	4	Brazil
Nitrocolor Produtos Químicos LTDA.	RT&M	39	39	−	−	Brazil
Bioenergética Britarumã S.A.	Gas & Power	30	30	−	−	Brazil
Nova Transportadora do Sudeste S.A. - NTS	Gas & Power	10	10	412	490	Brazil
Transportadora Sulbrasileira de Gás - TSB	Gas & Power	25.00	25.00	4	1	Brazil

(i) Companies legally established, with capital contribution of US$ 58 thousand for each company.
(ii) Equity and net income at September 30, 2020, most current public information.

Summary of Investments in Associates and Joint Ventures
31.2.	Investments in associates and joint ventures
	Balance at 12.31.2019	Investments	Transfer to assets held for sale	Restructuring, capital decrease and others	Results in equity-accounted investments	CTA	OCI	Dividends	Balance at 12.31.2020
Joint Ventures	1,192	7	(65)	(2)	(91)	(133)	−	(95)	813
MP Gulf of Mexico, LLC/PIB BV	577	-	-	3	(179)	−	-	(35)	366
Distribuidoras Estaduais de Gás Natural/Gaspetro	380	-	-	-	58	(87)	-	(53)	298
Compañia Mega S.A. - MEGA	79	-	-	-	10	(7)	-	-	82
Other joint ventures	156	7	(65)	(5)	20	(39)	-	(7)	67
Associates (*)	4,302	8	−	(196)	(568)	(667)	(292)	(132)	2,455
Nova Transportadora do Sudeste	239	-	-	(12)	49	(54)	-	(46)	176
Transportadora Associada de Gás S.A.	283	-	-	(202)	19	(82)	(18)	-	−
Others Associates	3,780	8	-	18	(636)	(531)	(274)	(86)	2,279
Other investments	5	-	-	-	−	(3)	3	-	5
Total	5,499	15	(65)	(198)	(659)	(803)	(289)	(227)	3,273

(*) It includes Petrobras Distribuidora and Braskem, mainly hedge accounting on future exports and provision for decommissioning costs of halite deposits.

Summary of Investments in Listed Companies
31.3.	Investments in non- consolidated listed companies
	Thousand-share lot			Quoted stock exchange prices (US$ per share)		Fair value
	12.31.2020	12.31.2019	Type	12.31.2020	12.31.2019	12.31.2020	12.31.2019
Associate
Petrobras Distribuidora S.A.	436,875	436,875	Common	4.26	7.46	1,860	3,259
						1,860	3,259
Associate
Braskem S.A.	212,427	212,427	Common	4.85	7.82	1,031	1,662
Braskem S.A.	75,762	75,762	Preferred A	4.54	7.41	344	561
						1,375	2,223

Summary of Condensed Financial Information

Condensed financial information is set out as follows:

	Gaspetro		Consolidated Structured entities		FIDC		TBG

	2020	2019	2020	2019	2020	2019	2020	2019
Current assets	81	91	897	793	3,951	16,377	228	154
Long-term receivables	50	61	460	586	−	−	−	−
Investments	298	380	−	−	−	−	−	−
Property, plant and equipment	−	1	−	−	−	−	313	430
Other non-current assets	53	73	1	−	−	−	3	3
	482	606	1,358	1,379	3,951	16,377	544	587
Current liabilities	25	40	1,043	8	1	6	206	105
Non-current liabilities	23	28	132	1,104	−	−	257	340
Shareholders' equity	434	538	183	267	3,950	16,371	81	142
	482	606	1,358	1,379	3,951	16,377	544	587
Sales revenues	83	136	−	−	−	−	310	426
Net income	64	89	(195)	41	416	910	111	180
Increase (decrease) in cash and cash equivalents	(4)	7	227	16	2	786	25	3

Summarized Information on Joint Ventures and Associates

The Company invests in joint ventures and associates in Brazil and abroad, whose activities are related to petrochemical, refining, production, trade and logistics of oil products, gas distribution, biofuels, thermoelectric power plants, and other activities. Condensed financial information is set out below:

	2020				2019

	Joint ventures			Associates	Joint ventures			Associates

	In Brazil	MP Gulf of Mexico, LLC	Other companies abroad	In Brazil	In Brazil	MP Gulf of Mexico, LLC	Other companies abroad	In Brazil

Current assets	795	277	137	9,968	1,147	372	165	9,226
Non-current assets	385	259	4	3,941	486	−	5	4,880
Property, plant and equipment	492	2,380	62	9,914	641	3,132	48	20,210
Other non-current assets	482	2	−	761	634	−	−	1,579
	2,154	2,918	203	24,584	2,908	3,504	218	35,895
Current liabilities	573	228	58	7,279	790	237	74	6,751
Non-current liabilities	661	789	17	15,246	808	373	19	28,878
Shareholders' equity	887	1,535	81	2,358	1,270	2,317	79	255
Non-controlling interest	33	366	47	(299)	40	577	46	11
	2,154	2,918	203	24,584	2,908	3,504	218	35,895

Sales revenues	2,056	748	−	28,425	1,610	1,300	−	40,218
Net Income (loss) for the year	93	(607)	9	(241)	246	423	17	2,416
Ownership interest - %	23.5 to 83%	20%	34 to 45%	4.59 to 40%	20 to 51.5%	20%	34 to 45%	4.59 to 40%